Segment Reporting (Details) - Schedule of total revenues by product categories - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Sales of TCMD products:
Sub-total of TCMD products sales	$ 29,559,286	$ 18,374,751	$ 20,895,542
Sales of third-party products
Subtotal of third-party products sales	18,422,745	12,329,209	12,333,774
Total revenue	47,982,031	30,703,960	33,229,316
Medicinal liquor products [Member]
Sales of TCMD products:
Sub-total of TCMD products sales	1,951,679	1,616,080	2,356,015
Other chronic condition treatment products [Member]
Sales of TCMD products:
Sub-total of TCMD products sales	22,978,001	14,059,403	14,056,228
Cold and flu medicines [Member]
Sales of TCMD products:
Sub-total of TCMD products sales	4,629,606	2,699,268	4,483,299
Biochemical drugs [Member]
Sales of third-party products
Subtotal of third-party products sales	16,082,546	10,325,411	9,508,816
Traditional Chinese medicine pieces [Member]
Sales of third-party products
Subtotal of third-party products sales	20,705	47,097	142,409
Medical instruments [Member]
Sales of third-party products
Subtotal of third-party products sales	2,318,536	1,950,238	2,668,422
Dietary supplements [Member]
Sales of third-party products
Subtotal of third-party products sales	$ 958	$ 6,463	$ 14,127